Other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Summary of Other Current Assets

	June 30, 2025	December 31, 2024
	€	€
Prepayments	6,004,953	5,747,025
	6,004,953	5,747,025